SUPPLEMENTAL CASH FLOW INFORMATION - Reconciliation by Loan (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Beginning of period			$ 106,769	$ 100,706
Proceeds from debt agreements				60,000
Capitalized loan fees			(886)	(2,614)
Principal payments on debt facilities			(10,000)	(55,784)	[1]
Payments of lease liabilities			(1,694)	(1,416)	[1]
Additions to lease liabilities			(599)	2,116
Accretion of debt			2,831	3,786
Proceeds from debt modification			10,000
Gain on modification of credit facility			(2,973)
Amortization of deferred financing fees			1,020	642
Foreign exchange loss			132
Derecognized on sale of Prestea (Note 5)			(15)
End of period			105,763	106,769
Discontinued operations
Disclosure of detailed information about borrowings [line items]
Payments of lease liabilities			(20)	(25)
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Beginning of period			2,381	1,683
Proceeds from debt agreements				0
Capitalized loan fees			0	0
Principal payments on debt facilities			0
Payments of lease liabilities			(1,694)	(1,416)
Additions to lease liabilities			(599)	2,116
Accretion of debt			98	23
Proceeds from debt modification			0
Gain on modification of credit facility			0
Amortization of deferred financing fees			0
Foreign exchange loss			132
Derecognized on sale of Prestea (Note 5)			(15)
End of period			1,481	2,381
Lease liabilities | Discontinued operations
Disclosure of detailed information about borrowings [line items]
Payments of lease liabilities			(20)	(25)
Ecobank Loan III
Disclosure of detailed information about borrowings [line items]
Beginning of period			0	19,935
Proceeds from debt agreements				0
Capitalized loan fees			0	0
Principal payments on debt facilities			0	(20,277)
Payments of lease liabilities			0	0
Additions to lease liabilities			0	0
Accretion of debt			0	342
Proceeds from debt modification			0
Gain on modification of credit facility			0
Amortization of deferred financing fees			0
Foreign exchange loss			0
Derecognized on sale of Prestea (Note 5)			0
End of period			0	0
Ecobank Loan III | Discontinued operations
Disclosure of detailed information about borrowings [line items]
Payments of lease liabilities			0	0
Ecobank Loan IV
Disclosure of detailed information about borrowings [line items]
Beginning of period			0	17,700
Proceeds from debt agreements				0
Capitalized loan fees			0	0
Principal payments on debt facilities			0	(18,000)
Payments of lease liabilities			0	0
Additions to lease liabilities			0	0
Accretion of debt			0	300
Proceeds from debt modification			0
Gain on modification of credit facility			0
Amortization of deferred financing fees			0
Foreign exchange loss			0
Derecognized on sale of Prestea (Note 5)			0
End of period			0	0
Ecobank Loan IV | Discontinued operations
Disclosure of detailed information about borrowings [line items]
Payments of lease liabilities			0	0
Vendor agreement
Disclosure of detailed information about borrowings [line items]
Beginning of period			0	16,776
Proceeds from debt agreements				0
Capitalized loan fees			0	0
Principal payments on debt facilities			0	(17,507)
Payments of lease liabilities			0	0
Additions to lease liabilities			0	0
Accretion of debt			0	731
Proceeds from debt modification			0
Gain on modification of credit facility			0
Amortization of deferred financing fees			0
Foreign exchange loss			0
Derecognized on sale of Prestea (Note 5)			0
End of period			0	0
Vendor agreement | Discontinued operations
Disclosure of detailed information about borrowings [line items]
Payments of lease liabilities			0	0
7% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Beginning of period			47,002	44,612
Proceeds from debt agreements				0
Capitalized loan fees			0	0
Principal payments on debt facilities			0	0
Payments of lease liabilities			0	0
Additions to lease liabilities			0	0
Accretion of debt			2,733	2,390
Proceeds from debt modification			0
Gain on modification of credit facility			0
Amortization of deferred financing fees			0
Foreign exchange loss			0
Derecognized on sale of Prestea (Note 5)			0
End of period			49,735	47,002
7% Convertible Debentures | Discontinued operations
Disclosure of detailed information about borrowings [line items]
Payments of lease liabilities			0	0
Macquarie Credit Facility
Disclosure of detailed information about borrowings [line items]
Beginning of period			57,386	0
Proceeds from debt agreements				60,000
Capitalized loan fees			(886)	(2,614)
Principal payments on debt facilities	$ (5,000)	$ (5,000)	(10,000)	0
Payments of lease liabilities			0	0
Additions to lease liabilities			0	0
Accretion of debt			0	0
Proceeds from debt modification			10,000
Gain on modification of credit facility			(2,973)
Amortization of deferred financing fees			1,020
Foreign exchange loss			0
Derecognized on sale of Prestea (Note 5)			0
End of period			54,547	57,386
Macquarie Credit Facility | Discontinued operations
Disclosure of detailed information about borrowings [line items]
Payments of lease liabilities			$ 0	$ 0

[1]	The cash flows of Prestea operation for the period to the date of sale, as well as the restated comparative period, have been presented as discontinued operations. Refer to Note 5.